Finance costs (Tables)	9 Months Ended
Sep. 30, 2025
Finance costs.
Schedule of finance costs

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	67.2	85.5	219.9	257.4
Interest and finance charges for lease liabilities	18.1	17.0	50.3	51.1
Net foreign exchange loss arising from financing - realized	4.6	—	11.5	23.0
Fees on borrowings and financial derivatives	4.2	2.5	19.5	10.4
Net foreign exchange loss on derivative instruments - realized	3.3	2.9	3.3	23.2
Unwinding of discount on decommissioning liability	2.8	2.3	7.4	6.8
Interest expense - withholding tax on interest	1.5	4.6	18.4	11.8
Net foreign exchange loss arising from financing - unrealized	—	236.0	—	1,779.5
	101.7	350.8	330.3	2,163.2